Investment in Associate (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Income (loss) from operations	$ (2,764)	$ (2,235)	$ (35,499)
Net loss	(3,594)	123,741	$ (641)
Stimunity S.A. [Member]
Statement Line Items [Line Items]
Revenue	200
Income (loss) from operations	(500)
Net loss	$ (500)